ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES
ACCRUED LIABILITIES

10. ACCRUED LIABILITIES

        Accrued liabilities consisted of the following (dollars in millions):

	December 31,
	2012	2011
Payroll and related costs	$149	$158
Interest	34	49
Volume and rebate accruals	85	91
Income taxes	44	46
Taxes other than income taxes	87	61
Restructuring and plant closing costs	93	91
Environmental accruals	10	7
Pension liabilities	11	12
Other postretirement benefits	12	12
Self-insured casualty loss reserves	11	13
Deferred revenue	16	28
Legal reserve	15	15
Other miscellaneous accruals	156	111

Total	$723	$694